Intangible Assets (Details Textual) - CHF (SFr)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2018	Dec. 31, 2017	Jul. 30, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets		SFr 1,663,763	SFr 1,629,100		SFr 1,482,520
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets			SFr 1,482,520		SFr 1,482,520
Milestone payment intangible	SFr 1,125,000
Intellectual property rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets				SFr 146,580